Liabilities related to associates and joint ventures	12 Months Ended
Dec. 31, 2018
Liabilities related to associates and joint ventures
Liabilities related to associates and joint ventures

22.   Liabilities related to associates and joint ventures

In March 2016 Samarco and its shareholders, Vale S.A. and BHP Billiton Brasil Ltda. (“BHPB”), entered into an Agreement (“Framework Agreement”) with the Brazilian federal government, the two Brazilian states (Espírito Santo and Minas Gerais) and other governmental authorities, in connection with the lawsuit related to the Samarco dam failure (note 28d), in order to implement the programs for remediation and compensation of the areas and communities affected.

The Framework Agreement has a 15-year term, renewable for successive one-year periods until all the obligations under the Framework Agreement have been satisfied.

Under the Framework Agreement, Samarco, Vale S.A. and BHPB have established a foundation (“Fundação Renova” or “Foundation”) to develop and implement social and economic remediation and compensation, to be funded by Samarco.To the extent that Samarco does not meet its funding obligations to the foundation, each of Vale S.A. and BHPB will provide, under the terms of the Framework Agreement, funds to the Foundation in proportion to its 50% equity interest in Samarco.

As a consequence of the dam failure, governmental authorities ordered the suspension of Samarco’s operations.

Due to the uncertainties regarding Samarco’s future cash flow, Vale S.A. maintains a provision for the obligation to comply with the reparation and compensation programs under the Framework Agreement (pro rata to its proportional equity interest in Samarco).

The changes in the provisions are as follows:

	2018	2017
Balance at January 01,	996	1,077
Payments	(290)	(294)
Present value valuation	165	182
Provision increase	403	38
Translation adjustment	(153)	(7)
Balance at December 31,	1,121	996
Current liabilities	289	326
Non-current liabilities	832	670
Liabilities	1,121	996

In 2018, the Fundação Renova reviewed the estimates for the expenditures required to mitigate and compensate for the impacts of the disruption from Samarco's tailing dam. As a result of this revision, Vale S.A. recognized in 2018 an additional provision of US$403 (R$1,523 million), which amounts to the present value of Vale's new estimated secondary responsibility to support the Renova Foundation works and is equivalent to 50% of Samarco's additional obligations over the next 12 years.

In addition to the provision above, Vale S.A. made available in the year ended December 31, 2018 and 2017 the amount of US$84 and US$142, respectively, which was fully used to fund Samarco’s working capital and was recognized in Vale’s income statement as an expense in "Equity results and other results in associates and joint ventures”. Vale S.A. intends to make available until June 30, 2019 short-term facilities up to US$88 to support Samarco's cash necessity, without any binding obligation to Samarco in this regard. Such support will be released simultaneously with BHPB, and pursuant to the same amounts, terms and conditions, subject to the fulfillment of certain milestones.

The summarized financial information of Samarco are as follows:

	December 31, 2018	December 31, 2017
Current assets	54	66
Non-current assets	3,443	6,016
Total assets	3,497	6,082
Current liabilities	6,069	5,481
Non-current liabilities	3,934	3,636
Total liabilities	10,003	9,117
Negative reserves	(6,506)	(3,035)
Loss	(1,257)	(930)

Under Brazilian legislation and the terms of the joint venture agreement, Vale does not have an obligation to provide funding to Samarco. Therefore, Vale’s investment in Samarco was impaired in full and no provision was recognized in relation to the Samarco’s negative reserves.

Critical accounting estimates and judgments

The provision requires the use of assumptions that may be mainly affected by: (i) changes in scope of work required under the Framework Agreement as a result of further technical analysis and the ongoing negotiations with the Federal Prosecution Office, (ii) resolution of uncertainty in respect of the resumption of Samarco’s operations; (iii) updates in the discount rate; and (iv) resolution of existing and potential legal claims. As a result, future expenditures may differ from the amounts currently provided and changes to key assumptions could result in a material impact to the amount of the provision in future reporting periods.  At each reporting period, Vale S.A. will reassess the key assumptions used by Samarco in the preparation of the projected cash flows and will adjust the provision, if required.